Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets
Schedule of non-current financial assets

	Thousands of Euros
	31/12/2018	31/12/2017
Non-current derivatives (see note 30)	—	8,338
Financial investments in shares with stock market (a)	7	38,708
Total Non-current financial assets measured at fair value	7	47,046

Non-current guarantee deposits	5,566	4,820
Other non-current financial assets	1,908	1,346
Non-current loans to related parties (see note 31)	82,969	—
Non-current loans to EEAA (c) (see note 31)	17,151	16,677
Total Non-current financial assets measured at amortized cost	107,594	22,843

Schedule of other current financial assets

	Thousands of Euros
	31/12/2018	31/12/2017
Current derivatives (b) (see note 30)	19,934	—
Total Non-current financial assets measured at fair value	19,934	—

	Thousands of Euros
	31/12/2018	31/12/2017
Deposits and guarantees	822	702
Current loans to third parties	56	59
Current loans to associates (c) (see note 31)	33,153	9,977
Total other current financial assets	34,031	10,738